Document And Entity Information	Oct. 31, 2019
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	MRC Global inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35479
Entity Tax Identification Number	20-5956993
Entity Address, Address Line One	Fulbright Tower, 1301 McKinney Street, Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	877
Local Phone Number	294-7574
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MRC
Security Exchange Name	NYSE
Entity Central Index Key	0001439095
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K/A (the “Form 8-K/A) filed by MRC Global Inc. (the “Company”) with the Securities and Exchange Commission on October 31, 2019 (the “Form 8-K”), is to add Inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same. All other information in the Form 8-K remains unchanged.